Shareholder Report, Holdings (Details)	May 31, 2024
Columbia Dividend Income Fund (Class A) | JPMorgan Chase and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Dividend Income Fund (Class A) | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Dividend Income Fund (Class A) | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Dividend Income Fund (Class A) | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Dividend Income Fund (Class A) | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Dividend Income Fund (Class A) | Johnson and Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Dividend Income Fund (Class A) | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Dividend Income Fund (Class A) | Procter and Gamble Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Dividend Income Fund (Class A) | Home Depot Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Dividend Income Fund (Class A) | Merck and Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Dividend Income Fund (Class A) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Columbia Dividend Income Fund (Class A) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Columbia Dividend Income Fund (Class A) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Dividend Income Fund (Class A) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Columbia Dividend Income Fund (Class A) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Dividend Income Fund (Class A) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Dividend Income Fund (Class A) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Dividend Income Fund (Class A) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Dividend Income Fund (Class A) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Dividend Income Fund (Class A) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Dividend Income Fund (Class A) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Dividend Income Fund (Class A) | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.00%
Columbia Dividend Income Fund (Class A) | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Dividend Income Fund (Advisor Class) | JPMorgan Chase and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Dividend Income Fund (Advisor Class) | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Dividend Income Fund (Advisor Class) | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Dividend Income Fund (Advisor Class) | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Dividend Income Fund (Advisor Class) | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Dividend Income Fund (Advisor Class) | Johnson and Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Dividend Income Fund (Advisor Class) | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Dividend Income Fund (Advisor Class) | Procter and Gamble Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Dividend Income Fund (Advisor Class) | Home Depot Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Dividend Income Fund (Advisor Class) | Merck and Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Dividend Income Fund (Advisor Class) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Columbia Dividend Income Fund (Advisor Class) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Columbia Dividend Income Fund (Advisor Class) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Dividend Income Fund (Advisor Class) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Columbia Dividend Income Fund (Advisor Class) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Dividend Income Fund (Advisor Class) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Dividend Income Fund (Advisor Class) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Dividend Income Fund (Advisor Class) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Dividend Income Fund (Advisor Class) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Dividend Income Fund (Advisor Class) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Dividend Income Fund (Advisor Class) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Dividend Income Fund (Advisor Class) | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.00%
Columbia Dividend Income Fund (Advisor Class) | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Dividend Income Fund (Class C) | JPMorgan Chase and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Dividend Income Fund (Class C) | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Dividend Income Fund (Class C) | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Dividend Income Fund (Class C) | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Dividend Income Fund (Class C) | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Dividend Income Fund (Class C) | Johnson and Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Dividend Income Fund (Class C) | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Dividend Income Fund (Class C) | Procter and Gamble Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Dividend Income Fund (Class C) | Home Depot Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Dividend Income Fund (Class C) | Merck and Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Dividend Income Fund (Class C) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Columbia Dividend Income Fund (Class C) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Columbia Dividend Income Fund (Class C) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Dividend Income Fund (Class C) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Columbia Dividend Income Fund (Class C) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Dividend Income Fund (Class C) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Dividend Income Fund (Class C) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Dividend Income Fund (Class C) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Dividend Income Fund (Class C) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Dividend Income Fund (Class C) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Dividend Income Fund (Class C) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Dividend Income Fund (Class C) | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.00%
Columbia Dividend Income Fund (Class C) | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Dividend Income Fund (Institutional Class) | JPMorgan Chase and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Dividend Income Fund (Institutional Class) | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Dividend Income Fund (Institutional Class) | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Dividend Income Fund (Institutional Class) | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Dividend Income Fund (Institutional Class) | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Dividend Income Fund (Institutional Class) | Johnson and Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Dividend Income Fund (Institutional Class) | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Dividend Income Fund (Institutional Class) | Procter and Gamble Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Dividend Income Fund (Institutional Class) | Home Depot Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Dividend Income Fund (Institutional Class) | Merck and Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Dividend Income Fund (Institutional Class) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Columbia Dividend Income Fund (Institutional Class) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Columbia Dividend Income Fund (Institutional Class) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Dividend Income Fund (Institutional Class) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Columbia Dividend Income Fund (Institutional Class) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Dividend Income Fund (Institutional Class) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Dividend Income Fund (Institutional Class) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Dividend Income Fund (Institutional Class) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Dividend Income Fund (Institutional Class) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Dividend Income Fund (Institutional Class) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Dividend Income Fund (Institutional Class) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Dividend Income Fund (Institutional Class) | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.00%
Columbia Dividend Income Fund (Institutional Class) | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Dividend Income Fund (Institutional 2 Class) | JPMorgan Chase and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Dividend Income Fund (Institutional 2 Class) | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Dividend Income Fund (Institutional 2 Class) | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Dividend Income Fund (Institutional 2 Class) | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Dividend Income Fund (Institutional 2 Class) | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Dividend Income Fund (Institutional 2 Class) | Johnson and Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Dividend Income Fund (Institutional 2 Class) | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Dividend Income Fund (Institutional 2 Class) | Procter and Gamble Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Dividend Income Fund (Institutional 2 Class) | Home Depot Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Dividend Income Fund (Institutional 2 Class) | Merck and Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Dividend Income Fund (Institutional 2 Class) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Columbia Dividend Income Fund (Institutional 2 Class) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Columbia Dividend Income Fund (Institutional 2 Class) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Dividend Income Fund (Institutional 2 Class) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Columbia Dividend Income Fund (Institutional 2 Class) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Dividend Income Fund (Institutional 2 Class) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Dividend Income Fund (Institutional 2 Class) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Dividend Income Fund (Institutional 2 Class) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Dividend Income Fund (Institutional 2 Class) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Dividend Income Fund (Institutional 2 Class) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Dividend Income Fund (Institutional 2 Class) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Dividend Income Fund (Institutional 2 Class) | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.00%
Columbia Dividend Income Fund (Institutional 2 Class) | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Dividend Income Fund (Institutional 3 Class) | JPMorgan Chase and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Dividend Income Fund (Institutional 3 Class) | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Dividend Income Fund (Institutional 3 Class) | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Dividend Income Fund (Institutional 3 Class) | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Dividend Income Fund (Institutional 3 Class) | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Dividend Income Fund (Institutional 3 Class) | Johnson and Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Dividend Income Fund (Institutional 3 Class) | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Dividend Income Fund (Institutional 3 Class) | Procter and Gamble Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Dividend Income Fund (Institutional 3 Class) | Home Depot Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Dividend Income Fund (Institutional 3 Class) | Merck and Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Dividend Income Fund (Institutional 3 Class) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Columbia Dividend Income Fund (Institutional 3 Class) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Columbia Dividend Income Fund (Institutional 3 Class) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Dividend Income Fund (Institutional 3 Class) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Columbia Dividend Income Fund (Institutional 3 Class) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Dividend Income Fund (Institutional 3 Class) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Dividend Income Fund (Institutional 3 Class) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Dividend Income Fund (Institutional 3 Class) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Dividend Income Fund (Institutional 3 Class) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Dividend Income Fund (Institutional 3 Class) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Dividend Income Fund (Institutional 3 Class) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Dividend Income Fund (Institutional 3 Class) | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.00%
Columbia Dividend Income Fund (Institutional 3 Class) | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Dividend Income Fund (Class R) | JPMorgan Chase and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Dividend Income Fund (Class R) | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Dividend Income Fund (Class R) | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Dividend Income Fund (Class R) | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Dividend Income Fund (Class R) | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Dividend Income Fund (Class R) | Johnson and Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Dividend Income Fund (Class R) | Walmart Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Dividend Income Fund (Class R) | Procter and Gamble Co The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Dividend Income Fund (Class R) | Home Depot Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Dividend Income Fund (Class R) | Merck and Co Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Dividend Income Fund (Class R) | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Columbia Dividend Income Fund (Class R) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Columbia Dividend Income Fund (Class R) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Columbia Dividend Income Fund (Class R) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Columbia Dividend Income Fund (Class R) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Dividend Income Fund (Class R) | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Dividend Income Fund (Class R) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Dividend Income Fund (Class R) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Dividend Income Fund (Class R) | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Dividend Income Fund (Class R) | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Dividend Income Fund (Class R) | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Dividend Income Fund (Class R) | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.00%
Columbia Dividend Income Fund (Class R) | Money Market Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%